TDR - Narrative (Details) (USD $)		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment		$ 437,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 458,000